Transactions with Related Parties and Shareholders (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Summary of Accrued Recognized Interest Cost from Operations

Payables to Assignee A, which mainly include the accrued recognized interest cost from the operations of the vessel and are analyzed as follows:

Payable to Assignee A, related party
January 1, 2023	-
Proceeds from assignee	779,019
Interest cost	4,833
December 31, 2023	783,852
Interest cost	77,117
Repayments to assignee	(779,019)
Interest paid	(21,058)
December 31, 2024	60,892

3.
Transactions with related parties and shareholders - continued

Revenues, costs and expenses applicable to revenues, net income current and total assets, current and total liabilities of the Non-consolidated Pool subsidiaries as of and for the years ended December 31, 2024, 2023 and 2022 are analyzed as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Revenues of the Non-consolidated Pool Subsidiaries	691,734,800	877,449,952	683,809,587
Costs and expenses of the Non-consolidated Pool Subsidiaries	281,851,357	328,587,308	347,922,997
Net income of the Non-consolidated Pool Subsidiaries	-	-	-
Current and total assets of the Non-consolidated Pool Subsidiaries	114,193,010	194,146,719	228,948,203
Current and total liabilities of the Non-consolidated Pool Subsidiaries	114,192,810	194,146,519	228,948,103

Schedule of Related Party Transactions with Non-Consolidated Pool Subsidiaries

The Company earns management fees and commissions from the Non-consolidated Pool Subsidiaries (Note 2). The amounts earned for the years ended December 31, 2024, 2023 and 2022 are included in “Trade revenues, related parties” in the accompanying consolidated statements of income and are analyzed as follows:

	December 31, 2024
	Management Fees	Commissions
Blue Fin Pool	593,352	744,795
SeaLion Pool	966,198	2,825,367
Dorado Pool	29,452	768,779
SeaHorse Pool	22,500	17,075
Seadragon Pool	134,100	3,663,182
Total	1,745,602	8,019,198

	December 31, 2023
	Management Fees	Commissions
Blue Fin Pool	562,732	1,612,632
SeaLion Pool	1,080,585	4,163,287
Dorado Pool	73,000	889,057
SeaHorse Pool	160,772	206,890
Seadragon Pool	-	5,040,000
Total	1,877,089	11,911,866

	December 31, 2022
	Management Fees	Commissions
Blue Fin Pool	1,022,820	1,318,765
SeaLion Pool	1,074,411	3,187,366
Star Pool	-	13,288
Dorado Pool	53,726	412,254
SeaHorse Pool	95,138	138,644
Seadragon Pool	-	3,131,188
Total	2,246,095	8,201,505

Schedule Of Receivables From Payables To Non-Consolidated Pool Subsidiaries	As of December 31, 2024 and 2023, the Company had receivables from/ (payables to) the following Non-consolidated Pool subsidiaries:

	2024	2023
Blue Fin Pool	2,457,095	747,149
SeaLion Pool	1,299,135	2,594,788
Seadragon Pool	2,962,896	1,196,675
Seawolf Pool	15,592	12,944
Dorado Pool	1,041,740	444,841
Star Pool	7,186	7,202
Marlin Pool	4,595	4,595
SeaHorse Pool	525,384	511,861
Total Receivables	8,313,623	5,520,055
Sigma Pool	-	507,047
Total Payables	-	507,047

Summary of Receivables/(Payables) from/(to) Related Parties

The following table presents a summary of the receivables/(payables) from/(to) related parties:

	2024	2023
Non-consolidated pool subsidiaries	8,313,623	5,520,055
Syndication partner	-	5,261,008
Total Receivables	8,313,623	10,781,063

Non-consolidated pool subsidiaries	-	507,047
Total Payables	-	507,047